Segment Information - Reconciliation of Net Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Pretax adjusted operating earnings	$ 3,863	$ (2,393)	$ (838)
Non-operating adjustments (income) loss:
Net movement in freestanding derivatives	(2,640)	(7,267)	(6,571)
Net realized investment gains (losses) including change in fair value of funds withheld embedded derivative	181	373	184
Cost of reinsurance	0	(2,520)	0
Pretax income (loss)	3,863	(2,393)	(838)
Income tax expense (benefit)	616	(841)	(373)
Net income (loss)	3,247	(1,552)	(465)
Operating Segments
Segment Reporting Information [Line Items]
Pretax adjusted operating earnings	2,826	2,031	2,318
Segment Reconciling Items
Non-operating adjustments (income) loss:
Fees attributed to variable annuity benefit reserves	2,854	2,509	2,377
Net movement in freestanding derivatives	(5,675)	(4,661)	(6,595)
Net reserve and embedded derivative movements	2,753	(3,184)	60
DAC and DSI impact	(266)	1,261	898
Assumption changes	24	128	(81)
Net realized investment gains (losses) including change in fair value of funds withheld embedded derivative	159	813	(145)
Cost of reinsurance	0	(2,082)	0
Net investment income on funds withheld assets	$ 1,188	$ 792	$ 330